S000048311 [Member] Investment Strategy - iShares Future Exponential Technologies ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Morningstar® Exponential Technologies IndexSM (the “Underlying Index”), which measures the performance of equity securities issued by companies that Morningstar, Inc. (the “Index Provider” or “Morningstar”) has determined are positioned to experience meaningful economic benefits as a supplier or producer of promising technologies. Exponential technologies displace older technologies, create new markets, and have the potential to affect significant economic impacts.
The Underlying Index is a subset of the Morningstar Global Markets Index (the “Parent Index”). To be eligible for inclusion in the Underlying Index, constituents must be (1) companies that have an average three-month trailing daily trading volume of $2 million or greater and float market capitalization greater than $300 million and (2) companies that received a thematic exposure score of 1 or higher on at least one of the targeted themes as determined by Morningstar’s Global Equity Research team and its analysts. The Morningstar analysts perform fundamental research to assign companies within the eligible universe thematic exposure scores of 0, 1, 2, 3, or 4 based on exponential technology themes. Analysts assess whether exposure to a theme will drive a material net profit increase and then project the percentage of revenue a company will derive from exposure to each theme or subtheme over the next five years.
The Underlying Index is weighted by float-adjusted market capitalization with individual constituent weight capped at 4% and core exposure to each theme capped at 25%, where the aggregate weight of the stocks that receive a score of 2 or higher count toward core exposure to that theme. Current constituents must have an average three-month trading volume not less than $1.5 million or free-float market capitalization greater than $200 million for continued inclusion in the Underlying Index.
To ensure representation across each theme, Morningstar prioritizes theme leaders for inclusion in the Underlying Index. Morningstar identifies “Theme Leaders” by prioritizing up to the top 10 scoring companies within each theme based on the following criteria listed in descending order of preference: highest thematic score, existing constituents over new constituents and smaller market capitalization over larger market capitalization. Theme Leaders are prioritized for inclusion in the Underlying Index, and remaining constituents are then ranked in descending order based on the number of themes in which a company scores a “4,” the number of themes in which a company scores a “3,” the number of themes in which a company scores a “2,” and the number of themes in which a company scores a “1,” followed by existing constituents over new constituents, and lastly, smaller market capitalization over larger market capitalization. From this prioritization, companies are added to the list of constituents until the Underlying Index hits the targeted 200 constituents, but the Underlying Index can have more or fewer than the targeted 200. After selection and weighting of the portfolio, 90% of index weight at the time of reconstitution must have a score of 2 in at least one theme. The Underlying Index is reconstituted annually and rebalanced quarterly.
As of June 2025, Morningstar has identified seven exponential technology themes: artificial intelligence, energy innovation, fintech innovation, healthcare innovation, cybersecurity and defense tech, next gen transportation, and robotics. The themes are reviewed on an annual basis and may change over time. Morningstar’s sector strategists, directors and selection committee review the scores assigned by the Morningstar analysts and may calibrate or revise the scores to ensure consistency in scoring across analysts, sectors, geographies and themes. As a general matter, these themes focus on issuers that are either developing resources for others or are advanced in their own applications in the following areas: using artificial intelligence and its surrounding ecosystem to create new and original content; protecting organizations against cyberthreats; revolutionizing how military conflict is conducted; working to abate global climate change, reduce greenhouse gases, and develop novel energy sources; searching for and acknowledging nontraditional emerging funding sources, platforms, currency, and stored and transferred value; unlocking the human genome and developing novel therapies, devices, and diagnostics to address unmet medical needs; replacing traditional human-operated, internal combustion engine-based vehicles; and engaging with the design, construction, operation, and application of robots.
The Underlying Index includes large-, mid- and small-capitalization companies and may change over time. As of October 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the healthcare and technology industries or sectors. The components of the Underlying Index are likely to change over time. As of October 31, 2025, the Underlying
Index consisted of securities from the following 25 countries or regions: Australia, Austria, Belgium, Canada,  Chile, China, Denmark, France, Germany, India, Indonesia, Israel, Italy, Japan, the Netherlands, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, the United Kingdom (the “U.K.”) and the U.S.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index and the Parent Index are sponsored by Morningstar, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and the Parent Index and publishes information regarding the market value of the Underlying Index and the Parent Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government
(including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.